OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
Other Accounts Receivable And Prepaid Expenses Disclosure [Abstract]
Other Accounts Receivable And Prepaid Expenses Disclosure [Text Block]
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2012	2011

Prepaid expenses *)	$330,092	$3,060
Government authorities	71,430	9,604

	$401,522	$12,664

*)	Consists components amounting to $55,187 which are intended to be used as part of research and development activities subsequent to balance sheet date.